Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Equity attributable to owners of parent [member]	Issued capital	Total	Additional paid-in capital	Transactions among shareholders	Special reserve	Other reserves	Treasury shares	Other comprehensive income	Other comprehensive loss associated with assets held for sale	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2022	R$ 12,950,024	R$ 12,893,906	R$ 76	R$ 13,818,819	R$ 13,825,325	R$ (445,062)	R$ 61,127	R$ 377,429	R$ (69,085)	R$ (432,701)	R$ 0	R$ (423,203)	R$ 56,118
Profit (loss)	1,600,420	1,592,065										1,592,065	8,355
Other comprehensive income	111,427	112,252								112,252			(825)
Total comprehensive income	1,711,847	1,704,317	0	0	0	0	0	0	0	112,252	0	1,592,065	7,530
Equity transaction related to put options over non-controlling interest	(85,571)	89,475		89,475				89,475					(3,904)
Repurchase of shares	(292,745)	292,745							292,745
Share-based payments	226,599	226,713		200,862		(25,851)		226,713	25,851				(114)
Shares delivered under share-based payment arrangements	806	806		(52,464)		(47,591)		(4,873)	53,270
Equity transaction with non-controlling interests	49	0											49
Dividends paid	(5,983)	0											5,983
Others	(208)	(208)		(208)				(208)
Ending balance at Dec. 31, 2023	14,675,960	14,622,264	76	14,056,484	13,825,325	(518,504)	61,127	688,536	(282,709)	(320,449)	0	1,168,862	53,696
Profit (loss)	(1,507,050)	(1,515,222)										(1,515,222)	8,172
Other comprehensive income	32,795	33,401								33,401			(606)
Total comprehensive income	(1,474,255)	(1,481,821)	0	0	0	0	0	0	0	33,401	0	(1,515,222)	7,566
Equity transaction related to put options over non-controlling interest	27,939	26,911		26,911				26,911					1,028
Repurchase of shares	(1,587,332)	1,587,332							1,587,332
Share-based payments	(194,729)	194,729		194,729		0		194,729	0
Shares delivered under share-based payment arrangements	1,233	1,233		(62,912)		(62,912)		0	64,145
Dividends paid	(10,454)	0											10,454
Others	538	0											(538)
Ending balance at Dec. 31, 2024	11,827,282	11,775,984	76	14,215,212	13,825,325	(581,416)	61,127	910,176	(1,805,896)	(287,048)	0	(346,360)	51,298
Profit (loss)	2,339,159	2,319,702										2,319,702	19,457
Other comprehensive income	(281,579)	(281,226)								(249,025)	(32,201)		(353)
Total comprehensive income	2,057,580	2,038,476	0	0	0	0	0	0	0	(249,025)	(32,201)	2,319,702	19,104
Equity transaction related to put options over non-controlling interest	(17,665)	(8,102)		(8,102)				(8,102)					(9,563)
Repurchase of shares	(2,987,034)	2,987,034							2,987,034
Share-based payments	157,951	157,951		157,951				157,951					0
Shares delivered under share-based payment arrangements	0	0		(201,642)		(201,642)			201,642
Equity transaction with non-controlling interests	5,373	0											5,373
Dividends paid	(17,663)	0											17,663
Increase (decrease) in premium received on treasury stock options included in the repurchase program	17,741	17,741		17,741				17,741
Increase (decrease) through disposal of subsidiary, equity	(8,794)	0											(8,794)
Ending balance at Dec. 31, 2025	R$ 11,034,771	R$ 10,995,016	R$ 76	R$ 14,181,160	R$ 13,825,325	R$ (783,058)	R$ 61,127	R$ 1,077,766	R$ (4,591,288)	R$ (536,073)	R$ (32,201)	R$ 1,973,342	R$ 39,755